Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Non-Deductible Start-Up Costs	$ 162,036	$ 8,990
Net Operating Loss	4,543	18,204
Total Deferred Tax Assets	166,579	27,194
Valuation Allowance	(166,579)	(27,194)
Net Deferred Tax Asset